EQUITY (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2019 ₪ / shares	Dec. 31, 2018 ₪ / shares
Disclosure of classes of share capital [abstract]
Share options, exercised	67,470	53,584
Ordinary shares issued from share options exercised	13,133	8,686
Ordinary shares par value | ₪ / shares			₪ 1	₪ 1
Proceeds from share options exercised | $	$ 16	$ 9
Option vested	44,892	23,572